Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
General and administrative expenses	$ (363,654)	$ (56,158)	$ (85,515)	$ (487,072)
Operating loss	(363,654)	(56,158)	(85,515)	(487,072)
Other (income) expense:
Change in fair value of warrant liabilities	(389,119)	3,420,640	(3,456,800)	6,699,398
Other interest income	1,346	220	443	4,065
Income earned on marketable securities held in trust account	136,182			959,589
Net Loss	$ (615,245)	$ 3,364,702	$ (3,541,872)	$ 7,175,980
(Loss) Earnings per share:
Weighted average shares outstanding - basic and diluted	4,176,952	14,490,000	14,490,000	13,133,764
Diluted weighted average shares outstanding	4,176,952	14,490,000	14,490,000	13,133,764
Net loss per share - basic and diluted	$ (0.15)	$ 0.23	$ (0.244)	$ 0.546
General and administrative expenses	$ 363,654	$ 56,158	$ 85,515	$ 487,072
Jet Token, Inc. [Member]
Revenues	1,875,508	731,437		21,862,728	$ 1,112,195
Cost of revenues	1,950,526	807,322		19,803,739	1,383,100
Gross profit (loss)	(75,018)	(75,885)		2,058,989	(270,905)
Operating Expenses:
General and administrative expenses	(2,488,018)	(1,713,731)		(9,230,789)	(14,879,597)
Sales and marketing	120,167	85,652		426,728	704,724
Research and development	36,319	19,111		137,278	117,391
Total operating expenses	2,644,504	1,818,494		9,794,795	15,701,712
Operating loss	(2,719,522)	(1,894,379)		(7,735,806)	(15,972,617)
Other (income) expense:
Other income		1		3	207,368
Total other (income) expense		(1)		(3)	(207,368)
Loss before provision for income taxes	(2,719,522)	(1,894,378)		(7,735,803)	(15,765,249)
Provision for income taxes		800		2,400
Net Loss	$ (2,719,522)	$ (1,895,178)		$ (7,738,203)	$ (15,765,249)
(Loss) Earnings per share:
Weighted average shares outstanding - basic and diluted	126,129,302	121,326,331		122,747,555	118,503,131
Net loss per share - basic and diluted	$ (0.02)	$ (0.02)		$ (0.06)	$ (0.13)
General and administrative expenses	$ 2,488,018	$ 1,713,731		$ 9,230,789	$ 14,879,597
Other income		$ (1)		$ (3)	$ (207,368)